Commitments and Contingencies (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 393,734	¥ 233,486
1 to 2 years	457,892	261,846
2 to 3 years	444,909	278,278
More than 3 years	1,091,911	912,356
Total	¥ 2,388,446	¥ 1,685,966